EMPLOYEE BENEFIT LIABILITIES - Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	$ 465	$ 438	$ 442
Interest cost on benefit obligation	164	178	191
Net benefit cost	629	616	633
Actuarial loss / (gain) – experience	125	79	(195)
Actuarial (gain) / loss – demographic assumption	0	0	(89)
Actuarial loss / (gain) – financial assumption	285	311	(1,601)
Actuarial loss / (gain)	410	390	(1,885)
Defined benefit obligation at January 1	7,298	7,011	8,896
Current service cost	465	438	442
Interest cost on benefit obligation	164	178	191
Benefits paid directly by our Company	(612)	(733)	(701)
Exchange differences	571	14	68
Defined benefit obligation at December 31	$ 8,296	$ 7,298	$ 7,011